Right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

16. Right-of-use assets and lease liabilities

The Company entered into leases for use of office and warehouse premises in Hong Kong and the United Kingdom.

The Company’s ROU assets and operating lease liabilities recognized in the consolidated balances sheets consist of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Operating lease ROU assets	159,070	266,098	365,118

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Operating lease liabilities
Current portion	48,106	127,230	174,575
Non-current portion	110,964	138,868	190,543
Total	159,070	266,098	365,118

	As of June 30,
	2024	2025
Operating leases:
Weighted average remaining lease term (years)	2	2
Weighted average discount rate (note)	3%	5%

Note:	The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments as the implicit rate cannot be readily determined.

For the years ended June 30, 2023, 2024 and 2025, the Company incurred lease expenses of approximately GBP169,593, GBP155,507 and GBP 196,944 (US$270,231), respectively.

The maturity analysis of the Company’s non-cancellable operating lease obligations as of June 30, 2025 was as follows:

	Operating leases
	GBP	US$
Year ending June 30, 2026	136,955	187,918
Year ending June 30, 2027	113,554	155,810
Year ending June 30, 2028	28,900	39,654
Future minimum operating lease payment	279,409	383,382
Less: imputed interest	(13,311)	(18,264)
Lease liabilities recognized in the consolidated balance sheet	266,098	365,118